Dividends (Tables)	6 Months Ended
Sep. 30, 2019
Dividends
Schedule of dividends declared and proposed

Dividends

	Six months ended 30 September
	2019	2018
	€m	€m

Declared during the financial period:
Final dividend for the year ended 31 March 2019: 4.16 eurocents per share (2018: 10.23 eurocents per share)	1,112	2,729

Proposed after the end of the reporting period and not recognised as a liability:
Interim dividend for the year ending 31 March 2020: 4.50 eurocents per share (2019: 4.84 eurocents per share)	1,205	1,293